State Street Corporation

One Congress Street

Boston, MA 02114

September 28, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

RE:	iM Global Partner Funds (the “Trust”)

File Nos. 333-10015, 811-07763

Post Effective Amendment No. 179

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and the Statement of Additional Information, each dated September 30, 2026, do not differ from those contained in Post-Effective Amendment No. 179 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on September 24, 2026 (Accession #0001193125-26-300501).

If you have any questions concerning this filing, you may contact me at (617) 821-5257.

Very truly yours,

/s/ Brian F. Link
Brian F. Link
Managing Director

cc:	John Coughlan